Share-based Compensation - Summary of Assumptions Used to Determine the Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term in years		9 years 10 months 24 days
Volatility		78.00%
Discount rate		4.20%
Fair value per ordinary share		$ 4.77
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term in years		9 years 3 months 18 days
Volatility		74.30%
Discount rate		3.70%
Fair value per ordinary share		$ 7.17
Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term in years	9 years 8 months 12 days
Volatility	79.70%
Discount rate	4.40%
Fair value per ordinary share	$ 7.27